LVIP Inflation Plus Fund Average Annual Total Returns			12 Months Ended	15 Months Ended
		Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Morningstar Global Core Bond GR USD (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.82%	1.85%
Morningstar Emerging Markets Sovereign Bond GR USD (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.59%	6.34%
U.S. Consumer Price Index Urban Consumers NSA (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.68%	2.21%
Standard Class
Prospectus [Line Items]
Average Annual Return, Percent			18.32%	10.63%
Performance Inception Date		Oct. 01, 2024
Service Class
Prospectus [Line Items]
Average Annual Return, Percent			18.03%	10.35%
Performance Inception Date		Oct. 01, 2024

[1]	The Predecessor Fund’s broad-based securities market benchmark index is the Morningstar Emerging Markets Sovereign Bond GR USD. The Fund’s broad-based securities market benchmark index is the Morningstar Global Core Bond GR USD. The Fund has a different benchmark than the Predecessor Fund because LFI believes that the Morningstar Global Core Bond GR USD is more representative of the Fund's investment strategy.